Balance Sheets (Parenthetical) - $ / shares	Sep. 05, 2025	Sep. 30, 2025	Sep. 04, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.01	$ 0.0001	$ 0.0001
Common stock, shares authorized		300,000,000		5,000,000	300,000,000	300,000,000
Common stock, shares issued		50,874,089			16,320,839	7,434,955
Common stock, shares outstanding		50,874,089			16,320,839	7,434,955
Legacy Deep Fission
Common stock, shares authorized	300,000,000
Common stock, shares outstanding	50,874,089		38,538,922
Business combination conversion number of shares issued per share	17.32141